Financial Assets and Liabilities at Fair Value through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Summary of Financial Assets and Liabilities at Fair Value through Profit or Loss

	December 31, 2020	December 31, 2021
	NT$	NT$
	(In Millions)	(In Millions)
Financial assets

Mandatorily measured at FVTPL
Forward exchange contracts	$2,259.4	$159.0

Financial liabilities

Held for trading
Forward exchange contracts	$94.1	$681.9

Forward exchange contracts [member]
Statement [LineItems]
Outstanding Derivative Contracts for which Hedge Accounting Treatment is not Applied
Outstanding forward exchange contracts consisted of the following:

	Maturity Date	Contract Amount (In Millions)
December 31, 2020

Sell NT$	January 2021 to March 2021	NT$144,698.0
Sell US$	January 2021 to March 2021	US$1,176.9

December 31, 2021
Sell NT$	January 2022 to March 2022	NT$132,734.5
Sell US$	January 2022 to March 2022	US$2,009.1